Subsequent Events (Details) - USD ($)	1 Months Ended	6 Months Ended
	Jul. 18, 2022	Jun. 30, 2022	Aug. 04, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Per share price (in Dollars per share)		$ 10
Aggregate value		$ 274,186,522
Aggregate gross proceeds		$ 110,806,000
Conversion date, description		The outstanding borrowings under the Credit Agreement bear interest at the benchmark rate of adjusted Term SOFR plus (i) for the period from closing to the earlier of the date of conversion of the construction loan to a term loan (the “Conversion Date”) or September 30, 2024, a spread of 3.5%, and (ii) thereafter a spread of 3.75%. Accrued interest on amounts outstanding under the DDTL Facility must be paid on the last day of each applicable interest period. The outstanding principal amount of the DDTL Facility is subject to quarterly amortization payments commencing September 30, 2024 equal to 2.5% of the aggregate principal amount of the outstanding term loan balance as of the Conversion Date, subject to adjustment based on certain mandatory prepayments, with the balance due at maturity. The DSR Facility is due at maturity. The Credit Agreement matures on August 4, 2027.
Common stock shares (in Shares)		112,500
Per share price (in Dollars per share)		$ 10.02
Exceeds price per share (in Dollars per share)		$ 10.02
Continental an aggregate amount		$ 20,040,000
Cash payment		$ 600,000
Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares sold (in Shares)		27,364,124
Per share price (in Dollars per share)				$ 10
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Acquired from redeeming shareholders (in Shares)	1,900,000
Common stock shares (in Shares)	2,000,000
DDTL Facility [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Maximum aggregate principal amount			$ 100,000,000
DSR Facility [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Maximum aggregate principal amount			$ 5,000,000